UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00116

The Investment Company of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street, 55th Floor

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Hong T. Le

The Investment Company of America

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The Investment Company of America® Semi-annual report for the six months ended June 30, 2023

Invest in a fund whose
objective has stood
the test of time

The Investment Company of America seeks to achieve long-term growth of capital and income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, refer to capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended June 30, 2023:

	1 year	5 years	10 years

Class F-2 shares	21.61%	10.05%	11.48%
Class A shares (reflecting 5.75% maximum sales charge)	14.42	8.54	10.62

For other share class results, refer to capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios were 0.38% for Class F-2 shares and 0.58% for Class A shares as of the prospectus dated March 1, 2023. The expense ratios are restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Refer to capitalgroup.com for more information.

The fund’s 30-day yield as of June 30, 2023, was 1.58% for Class F-2 shares and 1.32% for Class A shares, calculated in accordance with the U.S. Securities and Exchange Commission formula. The Class A share value reflects the 5.75% maximum sales charge.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for The Investment Company of America for the period ended June 30, 2023, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, refer to capitalgroup.com/individual/investments/fund/ICAFX. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

8	Financial statements

12	Notes to financial statements

22	Financial highlights

Results at a glance

For the six months ended June 30, 2023, with all distributions reinvested

	Class F-2 shares	Class A shares	S&P 500 Index*

Income return	0.86%	0.75%	0.91%
Capital return	15.03%	15.04%	15.98%
Total return	15.89%	15.79%	16.89%

Past results are not predictive of results in future periods.

*	Source: S&P Dow Jones Indices LLC. The S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. The S&P 500 Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.

The Investment Company of America	1

Investment portfolio June 30, 2023	unaudited

Sector diversification	Percent of net assets

Common stocks 95.09%	Shares	Value (000)
Energy 5.11%
Baker Hughes Co., Class A	47,552,661	$1,503,140
Canadian Natural Resources, Ltd. (CAD denominated)[1]	16,263,318	914,355
Cenovus Energy, Inc. (CAD denominated)	12,435,207	211,204
Cheniere Energy, Inc.	1,000,000	152,360
Chevron Corp.	3,387,903	533,087
ConocoPhillips	3,996,765	414,105
Diamondback Energy, Inc.	550,000	72,248
EOG Resources, Inc.	9,515,291	1,088,930
Exxon Mobil Corp.	3,973,155	426,121
Halliburton Co.	5,750,000	189,692
Pioneer Natural Resources Company	1,750,092	362,584
Woodside Energy Group, Ltd.	2,000,000	46,317
Woodside Energy Group, Ltd. (CDI)	1,907,806	44,033
		5,958,176

Materials 3.54%
Albemarle Corp.	42,831	9,555
Celanese Corp.[2]	5,803,492	672,045
Corteva, Inc.	2,440,751	139,855
Ecolab, Inc.	1,335,360	249,298
Freeport-McMoRan, Inc.	11,731,500	469,260
Linde PLC	5,380,860	2,050,538
Rio Tinto PLC	7,165,998	455,253
Sherwin-Williams Company	311,100	82,603
		4,128,407

Industrials 12.07%
Advanced Drainage Systems, Inc.	93,924	10,687
Airbus SE, non-registered shares	1,401,213	202,553
AMETEK, Inc.	257,917	41,752
BAE Systems PLC	16,587,450	195,714
Boeing Company[3]	5,159,108	1,089,397
Carrier Global Corp.	30,476,897	1,515,007
Ceridian HCM Holding, Inc.[3]	1,673,483	112,073
CSX Corp.	7,308,158	249,208
Delta Air Lines, Inc.	3,310,000	157,357
Equifax, Inc.	649,547	152,838
Fastenal Co.	1,054,852	62,226
General Dynamics Corp.	3,218,234	692,403
General Electric Co.	39,103,542	4,295,524
Honeywell International, Inc.	604,859	125,508
Illinois Tool Works, Inc.	2,470,042	617,906
L3Harris Technologies, Inc.	392,400	76,820
Lincoln Electric Holdings, Inc.	660,000	131,096
Lockheed Martin Corp.	110,605	50,920
Northrop Grumman Corp.	1,372,826	625,734

2	The Investment Company of America

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Otis Worldwide Corp.	3,056,170	$272,030
Paychex, Inc.	754,082	84,359
Raytheon Technologies Corp.	13,072,417	1,280,574
Safran SA	670,509	105,345
SS&C Technologies Holdings, Inc.	2,794,140	169,325
Stanley Black & Decker, Inc.[1]	3,314,963	310,645
TFI International, Inc.	3,458,814	394,167
TransDigm Group, Inc.	124,791	111,584
Union Pacific Corp.	2,232,392	456,792
United Airlines Holdings, Inc.[3]	1,289,398	70,749
United Rentals, Inc.	352,100	156,815
Waste Connections, Inc.	358,030	51,173
Waste Management, Inc.	1,114,947	193,354
		14,061,635

Consumer discretionary 9.18%
Amazon.com, Inc.[3]	24,517,296	3,196,075
Aptiv PLC[3]	690,000	70,442
Chipotle Mexican Grill, Inc.[3]	90,207	192,953
Cie. Financière Richemont SA, Class A	852,306	144,614
D.R. Horton, Inc.	3,634,982	442,341
DoorDash, Inc., Class A3	1,163,800	88,938
General Motors Company	10,626,952	409,775
Hilton Worldwide Holdings, Inc.	257,702	37,508
Home Depot, Inc.	5,371,442	1,668,585
Kering SA	221,956	122,928
Marriott International, Inc., Class A	976,342	179,344
McDonald’s Corp.	994,533	296,779
NIKE, Inc., Class B	2,566,523	283,267
Restaurant Brands International, Inc.	8,011,245	621,032
Royal Caribbean Cruises, Ltd.[1,2,3]	16,815,851	1,744,476
Starbucks Corp.	5,530,559	547,857
Tapestry, Inc.	1,654,008	70,791
Tesla, Inc.[3]	1,221,545	319,764
TJX Companies, Inc.	2,395,150	203,085
Tractor Supply Co.	239,445	52,941
		10,693,495

Consumer staples 7.14%
Altria Group, Inc.	15,034,737	681,074
Anheuser-Busch InBev SA/NV	372,669	21,107
Archer Daniels Midland Company	1,490,000	112,584
British American Tobacco PLC	70,358,953	2,334,260
Church & Dwight Co., Inc.	1,337,560	134,064
Constellation Brands, Inc., Class A	1,415,240	348,333
Danone SA	2,499,797	153,180
Dollar General Corp.	1,011,582	171,746
Dollar Tree Stores, Inc.[3]	492,810	70,718
Estée Lauder Companies, Inc., Class A	1,353,142	265,730
General Mills, Inc.	5,941,531	455,715
Keurig Dr Pepper, Inc.	12,605,121	394,162
Kraft Heinz Company	1,541,811	54,734
Molson Coors Beverage Company, Class B, restricted voting shares	1,236,414	81,406
Mondelez International, Inc.	2,974,639	216,970
PepsiCo, Inc.	3,991,944	739,388
Philip Morris International, Inc.	21,337,561	2,082,973
		8,318,144

Health care 12.43%
Abbott Laboratories	22,671,189	2,471,613
AbbVie, Inc.	6,639,945	894,600
AmerisourceBergen Corp.	899,706	173,130
Amgen, Inc.	1,011,844	224,650
AstraZeneca PLC	1,394,668	199,770
AstraZeneca PLC (ADR)	777,359	55,636
Bristol-Myers Squibb Company	3,908,573	249,953
CVS Health Corp.	892,846	61,722
Daiichi Sankyo Company, Ltd.	7,000,000	221,980

The Investment Company of America	3

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Danaher Corp.	2,441,162	$585,879
DexCom, Inc.[3]	2,786,265	358,063
Edwards Lifesciences Corp.[3]	1,848,445	174,364
Elevance Health, Inc.	581,396	258,308
Eli Lilly and Company	1,927,121	903,781
GE HealthCare Technologies, Inc.	16,187,217	1,315,050
Gilead Sciences, Inc.	10,113,513	779,448
Humana, Inc.	617,178	275,959
Johnson & Johnson	282,851	46,818
Medtronic PLC	5,607,670	494,036
Novo Nordisk AS, Class B	3,515,962	567,876
Pfizer, Inc.	3,300,000	121,044
Regeneron Pharmaceuticals, Inc.[3]	309,545	222,420
Sanofi	532,259	57,060
Stryker Corp.	2,816,800	859,378
Takeda Pharmaceutical Company, Ltd.	5,540,000	174,128
Thermo Fisher Scientific, Inc.	1,025,553	535,082
UnitedHealth Group, Inc.	3,851,045	1,850,966
Vertex Pharmaceuticals, Inc.[3]	531,307	186,972
Zoetis, Inc., Class A	973,569	167,658
		14,487,344

Financials 10.04%
AIA Group, Ltd.	29,241,400	298,355
American International Group, Inc.	20,477,660	1,178,285
Aon PLC, Class A	406,299	140,254
Arthur J. Gallagher & Co.	2,542,765	558,315
Berkshire Hathaway, Inc., Class B3	223,150	76,094
BlackRock, Inc.	983,443	679,697
Blackstone, Inc.	3,576,118	332,472
Capital One Financial Corp.	3,882,038	424,578
Charles Schwab Corp.	510,000	28,907
Chubb, Ltd.	3,008,155	579,250
Citigroup, Inc.	3,912,860	180,148
Citizens Financial Group, Inc.	975,961	25,453
CME Group, Inc., Class A	505,975	93,752
Discover Financial Services	1,678,466	196,129
Fidelity National Information Services, Inc.	6,604,955	361,291
Great-West Lifeco, Inc.	13,276,000	385,528
JPMorgan Chase & Co.	6,095,550	886,537
KKR & Co., Inc.	5,623,403	314,911
Marsh & McLennan Companies, Inc.	1,345,801	253,118
Mastercard, Inc., Class A	5,807,766	2,284,194
Morgan Stanley	15,049,980	1,285,268
MSCI, Inc.	454,000	213,058
PNC Financial Services Group, Inc.	375,379	47,279
S&P Global, Inc.	1,673,237	670,784
Truist Financial Corp.	1,850,000	56,148
Visa, Inc., Class A	313,279	74,397
Wells Fargo & Company	1,658,685	70,793
		11,694,995

Information technology 22.12%
Accenture PLC, Class A	1,284,292	396,307
Adobe, Inc.[3]	1,506,753	736,787
Amphenol Corp., Class A	4,918,257	417,806
Apple, Inc.	12,910,175	2,504,187
Applied Materials, Inc.	3,426,101	495,209
ASML Holding NV	773,124	559,642
Broadcom, Inc.	6,771,659	5,873,940
Cognizant Technology Solutions Corp., Class A	420,655	27,460
Datadog, Inc., Class A3	261,016	25,679
EPAM Systems, Inc.[3]	1,871,744	420,674
Intel Corp.	29,908,121	1,000,128
KLA Corp.	21,521	10,438
Marvell Technology, Inc.	6,266,336	374,602
Micron Technology, Inc.	12,212,067	770,703
Microsoft Corp.	26,447,811	9,006,536

4	The Investment Company of America

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
NetApp, Inc.	961,428	$73,453
NVIDIA Corp.	743,328	314,443
Palo Alto Networks, Inc.[3]	259,700	66,356
QUALCOMM, Inc.	1,075,417	128,018
Salesforce, Inc.[3]	3,975,472	839,858
Samsung Electronics Co., Ltd.	2,451,970	135,144
ServiceNow, Inc.[3]	1,056,134	593,516
Shopify, Inc., Class A, subordinate voting shares[3]	277,849	17,949
Snowflake, Inc., Class A3	1,271,021	223,674
Texas Instruments, Inc.	3,777,303	679,990
Trimble, Inc.[3]	528,225	27,964
Zscaler, Inc.[3]	361,446	52,879
		25,773,342

Communication services 9.27%
Alphabet, Inc., Class A3	17,535,690	2,099,022
Alphabet, Inc., Class C3	16,627,790	2,011,464
Charter Communications, Inc., Class A3	117,811	43,280
Comcast Corp., Class A	42,790,068	1,777,927
Meta Platforms, Inc., Class A3	8,584,756	2,463,653
Netflix, Inc.[3]	5,149,270	2,268,202
Take-Two Interactive Software, Inc.[3]	513,634	75,586
T-Mobile US, Inc.[3]	467,621	64,953
		10,804,087

Utilities 2.67%
AES Corp.	8,342,734	172,945
CenterPoint Energy, Inc.	4,844,128	141,206
CMS Energy Corp.	2,022,640	118,830
Constellation Energy Corp.	1,628,939	149,129
Edison International	9,354,360	649,660
Entergy Corp.	2,786,749	271,346
NextEra Energy, Inc.	3,132,049	232,398
PG&E Corp.[3]	58,392,231	1,009,018
Public Service Enterprise Group, Inc.	671,609	42,050
Sempra Energy	2,224,678	323,891
		3,110,473

Real estate 1.52%
American Tower Corp. REIT	1,220,416	236,688
CoStar Group, Inc.[3]	3,000,000	267,000
Crown Castle, Inc. REIT	3,385,647	385,761
Equinix, Inc. REIT	457,686	358,798
Prologis, Inc. REIT	1,526,015	187,135
SBA Communications Corp. REIT, Class A	417,468	96,752
VICI Properties, Inc. REIT	7,113,182	223,567
Welltower, Inc. REIT	156,101	12,627
		1,768,328

Total common stocks (cost: $63,502,186,000)		110,798,426

Preferred securities 0.04%
Financials 0.04%
Fannie Mae, Series O, 7.00% noncumulative preferred shares[3]	4,815,256	16,661
Fannie Mae, Series P, (3-month USD-LIBOR + 0.75%) 4.50% noncumulative preferred shares[3]	565,000	1,073
Fannie Mae, Series R, 7.625% noncumulative preferred shares[3]	2,946,415	5,775
Fannie Mae, Series T, 8.25% noncumulative preferred shares[3]	9,922,867	22,823
Federal Home Loan Mortgage Corp., Series V, 5.57% preferred shares[3]	1,818,512	3,492

Total preferred securities (cost: $47,694,000)		49,824

The Investment Company of America	5

Convertible stocks 0.10%	Shares		Value (000)
Utilities 0.10%
AES Corp., convertible preferred units, 6.875% 2/15/2024		507,735	$41,441
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025[1]		1,682,700	76,210
			117,651

Total convertible stocks (cost: $133,301,000)			117,651

Convertible bonds & notes 0.01%	Principal amount (000)
Consumer discretionary 0.01%
Royal Caribbean Cruises, Ltd., convertible notes, 2.875% 11/15/2023[2]	USD	8,524	10,957

Total convertible bonds & notes (cost: $8,524,000)			10,957

Bonds, notes & other debt instruments 0.10%
Corporate bonds, notes & loans 0.06%
Consumer discretionary 0.05%
Caesars Entertainment, Inc. 7.00% 2/15/2030[4]		7,384	7,422
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[2,4]		6,818	7,240
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[2,4]		20,954	22,018
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[2,4]		17,415	18,570
			55,250

Industrials 0.01%
TransDigm, Inc. 4.875% 5/1/2029		21,920	19,607

Total corporate bonds, notes & loans			74,857

U.S. Treasury bonds & notes 0.04%
U.S. Treasury 4.125% 9/30/2027		44,535	44,281

Total bonds, notes & other debt instruments (cost: $115,739,000)			119,138

Short-term securities 4.65%	Shares
Money market investments 4.65%
Capital Group Central Cash Fund 5.15%[2,5]		54,137,296	5,414,271

Money market investments purchased with collateral from securities on loan 0.00%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.05%[5,6]		717,352	717
Capital Group Central Cash Fund 5.15%[2,5,6]		5,920	592
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.99%[5,6]		200,000	200
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.00%[5,6]		200,000	200
Fidelity Investments Money Market Government Portfolio, Class I 4.99%[5,6]		200,000	200
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.01%[5,6]		200,000	200
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%[5,6]		200,000	200
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.03%[5,6]		100,000	100
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.99%[5,6]		74,519	75
			2,484

Total short-term securities (cost: $5,415,261,000)			5,416,755
Total investment securities 99.99% (cost: $69,222,705,000)			116,512,751
Other assets less liabilities 0.01%			8,390

Net assets 100.00%			$116,521,141

6	The Investment Company of America

Investments in affiliates2

	Value of affiliates at 1/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 6/30/2023 (000)	Dividend or interest income (000)
Common stocks 2.07%
Energy 0.00%
Baker Hughes Co., Class A7	$1,557,300	$—	$154,238	$23,466	$76,612	$—	$19,527
Materials 0.57%
Celanese Corp.	—	618,144	—	—	53,901	672,045	—
Industrials 0.00%
TFI International, Inc.[7]	516,593	—	189,242	20,252	46,564	—	2,905
Consumer discretionary 1.50%
Royal Caribbean Cruises, Ltd.[1,3]	770,566	182,228	58,163	(8,256)	858,101	1,744,476	—
Total common stocks						2,416,521
Convertible bonds & notes 0.01%
Consumer discretionary 0.01%
Royal Caribbean Cruises, Ltd., convertible notes, 2.875% 11/15/2023	8,387	—	—	—	2,570	10,957	122
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 6/15/2023[8]	114,413	—	122,041	4,330	3,298	—	2,089
						10,957
Bonds, notes & other debt instruments 0.04%
Consumer discretionary 0.04%
Royal Caribbean Cruises, Ltd. 11.50% 6/1/2025[4]	10,199	—	2,825	8	(142)	7,240	493
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[4]	21,085	—	—	—	933	22,018	860
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[4]	17,916	—	—	—	654	18,570	801
						47,828
Short-term securities 4.65%
Money market investments 4.65%
Capital Group Central Cash Fund 5.15%[5]	5,773,085	6,311,504	6,671,470	279	873	5,414,271	133,955
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 5.15%[5,6]	5,028		4,4369			592	—	[10]
Total short-term securities						5,414,863
Total 6.77%				$40,079	$1,043,364	$7,890,169	$160,752

[1]	All or a portion of this security was on loan. The total value of all such securities was $165,033,000, which represented .14% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[2]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[3]	Security did not produce income during the last 12 months.
[4]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $55,250,000, which represented .05% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 6/30/2023.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[7]	Affiliated issuer during the reporting period but no longer an affiliate at 6/30/2023. Refer to the investment portfolio for the security value at 6/30/2023.
[8]	Affiliated issuer during the reporting period but no longer held at 6/30/2023.
[9]	Represents net activity. Refer to Note 5 for more information on securities lending.
[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
LIBOR = London Interbank Offered Rate
REIT = Real Estate Investment Trust
USD = U.S. dollars

Refer to the notes to financial statements.

The Investment Company of America	7

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2023	(dollars in thousands)

Assets:
Investment securities, at value (includes $165,033 of investment securities on loan):
Unaffiliated issuers (cost: $62,285,628)	$108,622,582
Affiliated issuers (cost: $6,937,077)	7,890,169	$116,512,751
Cash		6,199
Cash denominated in currencies other than U.S. dollars (cost: $8,645)		8,657
Receivables for:
Sales of investments	178,144
Sales of fund’s shares	59,707
Dividends and interest	132,151
Other	686	370,688
		116,898,295
Liabilities:
Collateral for securities on loan		2,484
Payables for:
Purchases of investments	259,037
Repurchases of fund’s shares	65,598
Investment advisory services	21,723
Services provided by related parties	21,232
Trustees’ deferred compensation	3,838
Other	3,242	374,670
Net assets at June 30, 2023		$116,521,141

Net assets consist of:
Capital paid in on shares of beneficial interest		$65,969,416
Total distributable earnings		50,551,725
Net assets at June 30, 2023		$116,521,141

Refer to the notes to financial statements.

8	The Investment Company of America

Financial statements (continued)

Statement of assets and liabilities	unaudited
at June 30, 2023 (continued)

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized (2,457,876 total shares outstanding)
	Net assets	Shares outstanding		Net asset value per share
Class A	$73,151,728	1,542,107		$47.44
Class C	1,177,642	25,160		46.81
Class T	12	—	*	47.41
Class F-1	1,360,354	28,771		47.28
Class F-2	11,485,018	242,317		47.40
Class F-3	4,726,430	99,708		47.40
Class 529-A	3,294,968	69,696		47.28
Class 529-C	74,789	1,584		47.22
Class 529-E	81,428	1,730		47.08
Class 529-T	19	—	*	47.42
Class 529-F-1	13	—	*	47.17
Class 529-F-2	206,312	4,351		47.42
Class 529-F-3	14	—	*	47.41
Class R-1	67,784	1,444		46.95
Class R-2	640,425	13,620		47.02
Class R-2E	80,006	1,693		47.25
Class R-3	913,691	19,355		47.21
Class R-4	1,137,664	24,071		47.26
Class R-5E	225,085	4,751		47.38
Class R-5	185,313	3,908		47.42
Class R-6	17,712,446	373,610		47.41

*	Amount less than one thousand.

Refer to the notes to financial statements.

The Investment Company of America	9

Financial statements (continued)

Statement of operations	unaudited
for the six months ended June 30, 2023	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $6,014; also includes $156,387 from affiliates)	$1,070,878
Interest (includes $4,365 from affiliates)	8,409
Securities lending income (net of fees)	485	$1,079,772
Fees and expenses*:
Investment advisory services	125,215
Distribution services	94,944
Transfer agent services	35,216
Administrative services	16,156
529 plan services	1,020
Reports to shareholders	1,055
Registration statement and prospectus	655
Trustees’ compensation	454
Auditing and legal	47
Custodian	375
Other	96	275,233
Net investment income		804,539

Net realized gain and unrealized appreciation:
Net realized gain on:
Investments:
Unaffiliated issuers	2,832,806
Affiliated issuers	40,079
Currency transactions	853	2,873,738
Net unrealized appreciation on:
Investments:
Unaffiliated issuers	11,343,130
Affiliated issuers	1,043,364
Currency translations	56	12,386,550
Net realized gain and unrealized appreciation		15,260,288

Net increase in net assets resulting from operations		$16,064,827

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

10	The Investment Company of America

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended June 30, 2023*	Year ended December 31, 2022
Operations:
Net investment income	$804,539	$1,695,358
Net realized gain	2,873,738	3,432,836
Net unrealized appreciation (depreciation)	12,386,550	(24,606,555)
Net increase (decrease) in net assets resulting from operations	16,064,827	(19,478,361)

Distributions paid to shareholders	(796,708)	(6,186,567)

Net capital share transactions	(1,781,244)	2,979,800

Total increase (decrease) in net assets	13,486,875	(22,685,128)

Net assets:
Beginning of period	103,034,266	125,719,394
End of period	$116,521,141	$103,034,266

*	Unaudited.

Refer to the notes to financial statements.

The Investment Company of America	11

Notes to financial statements	unaudited

1. Organization

The Investment Company of America (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

12	The Investment Company of America

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

The Investment Company of America	13

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2023 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$5,867,826	$90,350	$—	$5,958,176
Materials	3,673,154	455,253	—	4,128,407
Industrials	13,558,023	503,612	—	14,061,635
Consumer discretionary	10,425,953	267,542	—	10,693,495
Consumer staples	5,809,597	2,508,547	—	8,318,144
Health care	13,266,530	1,220,814	—	14,487,344
Financials	11,396,640	298,355	—	11,694,995
Information technology	25,078,556	694,786	—	25,773,342
Communication services	10,804,087	—	—	10,804,087
Utilities	3,110,473	—	—	3,110,473
Real estate	1,768,328	—	—	1,768,328
Preferred securities	49,824	—	—	49,824
Convertible stocks	117,651	—	—	117,651
Convertible bonds & notes	—	10,957	—	10,957
Bonds, notes & other debt instruments	—	119,138	—	119,138
Short-term securities	5,416,755	—	—	5,416,755
Total	$110,343,397	$6,169,354	$—	$116,512,751

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

14	The Investment Company of America

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline —sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The Investment Company of America	15

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of June 30, 2023, the total value of securities on loan was $165,033,000, and the total value of collateral received was $173,944,000. Collateral received includes cash of $2,484,000 and U.S. government securities of $171,460,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2023, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended June 30, 2023, the fund recognized $2,490,000 in reclaims (net of $70,000 in fees and the effect of realized gain or loss from currency translations) and $1,341,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2022, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$577,210
Post-October capital loss deferral*	(133,491)

*	This deferral is considered incurred in the subsequent year.

As of June 30, 2023, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$48,379,072
Gross unrealized depreciation on investments	(1,154,299)
Net unrealized appreciation on investments	47,224,773
Cost of investments	69,287,978

16	The Investment Company of America

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended June 30, 2023					Year ended December 31, 2022
				Total						Total
	Ordinary		Long-term	distributions		Ordinary		Long-term		distributions
Share class	income		capital gains	paid		income		capital gains		paid
Class A	$480,688		$—	$480,688		$958,607		$2,925,580		$3,884,187
Class C	3,724		—	3,724		7,850		51,666		59,516
Class T	—	†	—	—	†	—	†	—	†	—	†
Class F-1	8,497		—	8,497		17,402		55,247		72,649
Class F-2	85,167		—	85,167		162,018		439,916		601,934
Class F-3	37,542		—	37,542		72,478		183,641		256,119
Class 529-A	20,988		—	20,988		42,385		133,165		175,550
Class 529-C	206		—	206		449		3,344		3,793
Class 529-E	430		—	430		880		3,364		4,244
Class 529-T	—	†	—	—	†	—	†	1		1
Class 529-F-1	—	†	—	—	†	—	†	1		1
Class 529-F-2	1,550		—	1,550		2,834		7,674		10,508
Class 529-F-3	—	†	—	—	†	—	†	1		1
Class R-1	215		—	215		416		2,818		3,234
Class R-2	1,958		—	1,958		3,632		26,080		29,712
Class R-2E	354		—	354		689		3,277		3,966
Class R-3	4,660		—	4,660		9,169		37,368		46,537
Class R-4	7,319		—	7,319		15,512		48,172		63,684
Class R-5E	1,619		—	1,619		2,820		8,163		10,983
Class R-5	1,441		—	1,441		3,008		7,668		10,676
Class R-6	140,350		—	140,350		267,500		681,772		949,272
Total	$796,708		$—	$796,708		$1,567,649		$4,618,918		$6,186,567

†	Amount less than one thousand.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.216% on such assets in excess of $115 billion. For the six months ended June 30, 2023, the investment advisory services fees were $125,215,000, which were equivalent to an annualized rate of 0.233% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into

The Investment Company of America	17

agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2023, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2023, the 529 plan services fees were $1,020,000, which were equivalent to 0.060% of the average daily net assets of each 529 share class.

18	The Investment Company of America

For the six months ended June 30, 2023, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$77,733	$24,852		$10,170		Not applicable
Class C	5,553	412		168		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	1,503	830		188		Not applicable
Class F-2	Not applicable	5,502		1,568		Not applicable
Class F-3	Not applicable	19		651		Not applicable
Class 529-A	3,393	1,031		458		$919
Class 529-C	357	24		11		22
Class 529-E	189	15		11		23
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	19		28		56
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	313	29		10		Not applicable
Class R-2	2,220	1,005		89		Not applicable
Class R-2E	224	74		11		Not applicable
Class R-3	2,133	619		128		Not applicable
Class R-4	1,326	524		159		Not applicable
Class R-5E	Not applicable	150		31		Not applicable
Class R-5	Not applicable	42		26		Not applicable
Class R-6	Not applicable	69		2,449		Not applicable
Total class-specific expenses	$94,944	$35,216		$16,156		$1,020

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $454,000 in the fund’s statement of operations reflects $345,000 in current fees (either paid in cash or deferred) and a net increase of $109,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2023, the fund engaged in such purchase and sale transactions with related funds in the amounts of $463,765,000 and $629,395,000, respectively, which generated $90,241,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2023.

The Investment Company of America	19

8. Warrants

As of June 30, 2023, the fund had warrants outstanding which may be exercised at any time for the purchase of 818,231 Class A shares at approximately $5.24 per share. If these warrants had been exercised as of June 30, 2023, the net asset value of each share class would have been reduced by approximately $0.02 per share. No warrants were exercised during the six months ended June 30, 2023.

9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions				Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2023

Class A	$1,226,867	27,904	$467,977		10,640		$(3,198,184)	(72,877)	$(1,503,340)	(34,333)
Class C	61,451	1,412	3,709		86		(164,206)	(3,809)	(99,046)	(2,311)
Class T	—	—	—		—		—	—	—	—
Class F-1	39,795	888	8,357		191		(80,429)	(1,838)	(32,277)	(759)
Class F-2	1,048,907	23,805	82,843		1,885		(996,558)	(22,658)	135,192	3,032
Class F-3	362,271	8,242	35,865		816		(398,777)	(9,068)	(641)	(10)
Class 529-A	103,353	2,365	20,982		479		(205,028)	(4,706)	(80,693)	(1,862)
Class 529-C	6,140	141	206		5		(13,668)	(316)	(7,322)	(170)
Class 529-E	2,413	55	430		10		(5,593)	(129)	(2,750)	(64)
Class 529-T	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-1	—	—	—	†	—	†	—	—	— †	— †
Class 529-F-2	17,706	403	1,549		35		(14,651)	(333)	4,604	105
Class 529-F-3	—	—	—	†	—	†	—	—	— †	— †
Class R-1	3,432	79	213		5		(6,494)	(148)	(2,849)	(64)
Class R-2	50,300	1,156	1,957		45		(68,684)	(1,587)	(16,427)	(386)
Class R-2E	5,367	124	354		8		(7,736)	(177)	(2,015)	(45)
Class R-3	61,693	1,416	4,654		106		(102,393)	(2,357)	(36,046)	(835)
Class R-4	45,170	1,032	7,314		166		(105,553)	(2,429)	(53,069)	(1,231)
Class R-5E	22,939	525	1,619		37		(17,013)	(387)	7,545	175
Class R-5	11,493	261	1,436		32		(22,339)	(511)	(9,410)	(218)
Class R-6	634,196	14,599	140,339		3,192		(857,235)	(19,568)	(82,700)	(1,777)
Total net increase (decrease)	$3,703,493	84,407	$779,804		17,738		$(6,264,541)	(142,898)	$(1,781,244)	(40,753)

Refer to the end of the table for footnotes.

20	The Investment Company of America

	Sales*		Reinvestments of distributions			Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2022

Class A	$3,003,132	67,261	$3,790,100	89,580		$(6,594,456)	(149,390)	$198,776	7,451
Class C	135,212	3,056	59,303	1,425		(317,174)	(7,206)	(122,659)	(2,725)
Class T	—	—	—	—		—	—	—	—
Class F-1	46,705	1,055	71,388	1,693		(181,319)	(4,102)	(63,226)	(1,354)
Class F-2	2,178,423	48,934	586,224	13,861		(1,961,960)	(44,431)	802,687	18,364
Class F-3	805,580	18,064	244,261	5,772		(800,877)	(18,075)	248,964	5,761
Class 529-A	229,003	5,140	175,494	4,162		(429,776)	(9,699)	(25,279)	(397)
Class 529-C	14,352	324	3,792	90		(35,361)	(789)	(17,217)	(375)
Class 529-E	5,246	119	4,243	102		(11,916)	(271)	(2,427)	(50)
Class 529-T	—	—	1	—	†	—	—	1	— †
Class 529-F-1	—	—	1	—	†	—	—	1	— †
Class 529-F-2	40,370	898	10,503	248		(27,002)	(608)	23,871	538
Class 529-F-3	—	—	1	—	†	—	—	1	— †
Class R-1	7,816	174	3,212	77		(11,442)	(260)	(414)	(9)
Class R-2	101,977	2,310	29,698	711		(162,404)	(3,658)	(30,729)	(637)
Class R-2E	14,612	322	3,966	94		(20,681)	(465)	(2,103)	(49)
Class R-3	130,942	2,922	46,473	1,105		(197,905)	(4,394)	(20,490)	(367)
Class R-4	115,324	2,544	63,634	1,510		(294,041)	(6,648)	(115,083)	(2,594)
Class R-5E	55,279	1,247	10,981	260		(38,141)	(845)	28,119	662
Class R-5	23,520	536	10,646	251		(44,827)	(1,014)	(10,661)	(227)
Class R-6	1,951,851	42,083	949,218	22,427		(813,401)	(18,314)	2,087,668	46,196
Total net increase (decrease)	$8,859,344	196,989	$6,063,139	143,368		$(11,942,683)	(270,169)	$2,979,800	70,188

*	Includes exchanges between share classes of the fund.
†	Amount less than one thousand.

11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $17,187,460,000 and $18,458,340,000, respectively, during the six months ended June 30, 2023.

The Investment Company of America	21

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
6/30/2023[5,6]	$41.26	$.31	$6.18	$6.49	$(.31)	$—	$(.31)	$47.44	15.79%[7]	$73,152		.57%[8]		.57%[8]		1.44%[8]
12/31/2022	51.80	.67	(8.69)	(8.02)	(.62)	(1.90)	(2.52)	41.26	(15.52)	65,046		.57		.57		1.51
12/31/2021	44.42	.64	10.34	10.98	(.62)	(2.98)	(3.60)	51.80	25.01	81,274		.57		.57		1.29
12/31/2020	39.57	.60	4.98	5.58	(.62)	(.11)	(.73)	44.42	14.50	68,122		.59		.59		1.54
12/31/2019	33.91	.70	7.53	8.23	(.76)	(1.81)	(2.57)	39.57	24.54	63,959		.59		.59		1.86
12/31/2018	40.39	.75	(3.28)	(2.53)	(.74)	(3.21)	(3.95)	33.91	(6.51)	54,973		.57		.57		1.85
Class C:
6/30/2023[5,6]	40.72	.14	6.09	6.23	(.14)	—	(.14)	46.81	15.34 [7]	1,178		1.33	[8]	1.33	[8]	.67	[8]
12/31/2022	51.14	.32	(8.56)	(8.24)	(.28)	(1.90)	(2.18)	40.72	(16.14)	1,119		1.33		1.33		.74
12/31/2021	43.90	.26	10.21	10.47	(.25)	(2.98)	(3.23)	51.14	24.08	1,544		1.32		1.32		.54
12/31/2020	39.10	.30	4.94	5.24	(.33)	(.11)	(.44)	43.90	13.64	1,380		1.33		1.33		.79
12/31/2019	33.54	.41	7.43	7.84	(.47)	(1.81)	(2.28)	39.10	23.57	1,580		1.35		1.35		1.09
12/31/2018	39.98	.42	(3.24)	(2.82)	(.41)	(3.21)	(3.62)	33.54	(7.24)	1,498		1.36		1.36		1.05
Class T:
6/30/2023[5,6]	41.24	.37	6.17	6.54	(.37)	—	(.37)	47.41	15.94 [7,9]	—	[10]	.28	[8,9]	.28	[8,9]	1.72	[8,9]
12/31/2022	51.78	.77	(8.68)	(7.91)	(.73)	(1.90)	(2.63)	41.24	(15.31)[9]	—	[10]	.33	[9]	.33	[9]	1.74	[9]
12/31/2021	44.41	.75	10.34	11.09	(.74)	(2.98)	(3.72)	51.78	25.29 [9]	—	[10]	.34	[9]	.34	[9]	1.52	[9]
12/31/2020	39.56	.69	4.99	5.68	(.72)	(.11)	(.83)	44.41	14.79 [9]	—	[10]	.35	[9]	.35	[9]	1.77	[9]
12/31/2019	33.91	.79	7.52	8.31	(.85)	(1.81)	(2.66)	39.56	24.79 [9]	—	[10]	.35	[9]	.35	[9]	2.09	[9]
12/31/2018	40.38	.83	(3.27)	(2.44)	(.82)	(3.21)	(4.03)	33.91	(6.29)[9]	—	[10]	.36	[9]	.36	[9]	2.05	[9]
Class F-1:
6/30/2023[5,6]	41.13	.30	6.15	6.45	(.30)	—	(.30)	47.28	15.73 [7]	1,360		.64	[8]	.64	[8]	1.36	[8]
12/31/2022	51.64	.64	(8.66)	(8.02)	(.59)	(1.90)	(2.49)	41.13	(15.56)	1,215		.64		.64		1.43
12/31/2021	44.29	.60	10.31	10.91	(.58)	(2.98)	(3.56)	51.64	24.92	1,595		.64		.64		1.22
12/31/2020	39.45	.57	4.98	5.55	(.60)	(.11)	(.71)	44.29	14.44	1,788		.65		.65		1.48
12/31/2019	33.82	.67	7.50	8.17	(.73)	(1.81)	(2.54)	39.45	24.43	1,922		.66		.66		1.78
12/31/2018	40.29	.71	(3.27)	(2.56)	(.70)	(3.21)	(3.91)	33.82	(6.59)	1,639		.66		.66		1.76
Class F-2:
6/30/2023[5,6]	41.23	.36	6.16	6.52	(.35)	—	(.35)	47.40	15.89 [7]	11,485		.37	[8]	.37	[8]	1.63	[8]
12/31/2022	51.76	.76	(8.68)	(7.92)	(.71)	(1.90)	(2.61)	41.23	(15.34)	9,865		.38		.38		1.71
12/31/2021	44.39	.74	10.33	11.07	(.72)	(2.98)	(3.70)	51.76	25.27	11,435		.37		.37		1.49
12/31/2020	39.55	.67	4.98	5.65	(.70)	(.11)	(.81)	44.39	14.73	8,602		.38		.38		1.74
12/31/2019	33.90	.77	7.52	8.29	(.83)	(1.81)	(2.64)	39.55	24.76	7,986		.39		.39		2.05
12/31/2018	40.37	.82	(3.27)	(2.45)	(.81)	(3.21)	(4.02)	33.90	(6.31)	6,067		.39		.39		2.03
Class F-3:
6/30/2023[5,6]	41.23	.38	6.17	6.55	(.38)	—	(.38)	47.40	15.95 [7]	4,726		.27	[8]	.27	[8]	1.74	[8]
12/31/2022	51.77	.81	(8.69)	(7.88)	(.76)	(1.90)	(2.66)	41.23	(15.26)	4,112		.27		.27		1.82
12/31/2021	44.40	.79	10.33	11.12	(.77)	(2.98)	(3.75)	51.77	25.39	4,864		.27		.27		1.60
12/31/2020	39.55	.72	4.98	5.70	(.74)	(.11)	(.85)	44.40	14.88	3,916		.28		.28		1.85
12/31/2019	33.90	.82	7.52	8.34	(.88)	(1.81)	(2.69)	39.55	24.89	3,571		.29		.29		2.16
12/31/2018	40.37	.86	(3.28)	(2.42)	(.84)	(3.21)	(4.05)	33.90	(6.24)	2,562		.30		.30		2.12
Class 529-A:
6/30/2023[5,6]	41.12	.30	6.16	6.46	(.30)	—	(.30)	47.28	15.77 [7]	3,295		.62	[8]	.62	[8]	1.39	[8]
12/31/2022	51.64	.65	(8.67)	(8.02)	(.60)	(1.90)	(2.50)	41.12	(15.56)	2,943		.61		.61		1.47
12/31/2021	44.29	.62	10.31	10.93	(.60)	(2.98)	(3.58)	51.64	24.97	3,716		.61		.61		1.25
12/31/2020	39.46	.57	4.97	5.54	(.60)	(.11)	(.71)	44.29	14.43	3,169		.64		.64		1.49
12/31/2019	33.82	.67	7.52	8.19	(.74)	(1.81)	(2.55)	39.46	24.46	2,884		.65		.65		1.79
12/31/2018	40.29	.71	(3.27)	(2.56)	(.70)	(3.21)	(3.91)	33.82	(6.59)	2,495		.66		.66		1.76

Refer to the end of the table for footnotes.

22	The Investment Company of America

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]		Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
6/30/2023[5,6]	$41.07	$.13	$6.15	$6.28	$(.13)	$—	$(.13)	$47.22	15.32%[7]		$75		1.40%[8]		1.40%[8]		.60%[8]
12/31/2022	51.55	.30	(8.63)	(8.33)	(.25)	(1.90)	(2.15)	41.07	(16.19)		72		1.38		1.38		.67
12/31/2021	44.22	.24	10.29	10.53	(.22)	(2.98)	(3.20)	51.55	24.02		110		1.37		1.37		.49
12/31/2020	39.36	.29	4.97	5.26	(.29)	(.11)	(.40)	44.22	13.60		117		1.37		1.37		.77
12/31/2019	33.74	.39	7.49	7.88	(.45)	(1.81)	(2.26)	39.36	23.54		283		1.39		1.39		1.05
12/31/2018	40.19	.41	(3.26)	(2.85)	(.39)	(3.21)	(3.60)	33.74	(7.28)		293		1.41		1.41		1.01
Class 529-E:
6/30/2023[5,6]	40.96	.25	6.12	6.37	(.25)	—	(.25)	47.08	15.60	[7]	81		.87	[8]	.87	[8]	1.14	[8]
12/31/2022	51.44	.54	(8.63)	(8.09)	(.49)	(1.90)	(2.39)	40.96	(15.75)		73		.86		.86		1.22
12/31/2021	44.14	.50	10.26	10.76	(.48)	(2.98)	(3.46)	51.44	24.65		95		.85		.85		1.01
12/31/2020	39.31	.48	4.97	5.45	(.51)	(.11)	(.62)	44.14	14.20		84		.86		.86		1.26
12/31/2019	33.71	.59	7.47	8.06	(.65)	(1.81)	(2.46)	39.31	24.14		85		.88		.88		1.56
12/31/2018	40.16	.61	(3.25)	(2.64)	(.60)	(3.21)	(3.81)	33.71	(6.78)		79		.90		.90		1.52
Class 529-T:
6/30/2023[5,6]	41.24	.36	6.17	6.53	(.35)	—	(.35)	47.42	15.91	[7,9]	—	[10]	.37	[8,9]	.37	[8,9]	1.64	[8,9]
12/31/2022	51.78	.75	(8.69)	(7.94)	(.70)	(1.90)	(2.60)	41.24	(15.36)[9]		—	[10]	.39	[9]	.39	[9]	1.70	[9]
12/31/2021	44.41	.73	10.33	11.06	(.71)	(2.98)	(3.69)	51.78	25.23	[9]	—	[10]	.39	[9]	.39	[9]	1.47	[9]
12/31/2020	39.56	.67	4.99	5.66	(.70)	(.11)	(.81)	44.41	14.72	[9]	—	[10]	.40	[9]	.40	[9]	1.72	[9]
12/31/2019	33.91	.77	7.52	8.29	(.83)	(1.81)	(2.64)	39.56	24.72	[9]	—	[10]	.41	[9]	.41	[9]	2.03	[9]
12/31/2018	40.38	.81	(3.27)	(2.46)	(.80)	(3.21)	(4.01)	33.91	(6.34)[9]		—	[10]	.42	[9]	.42	[9]	2.00	[9]
Class 529-F-1:
6/30/2023[5,6]	41.04	.33	6.14	6.47	(.34)	—	(.34)	47.17	15.82	[7,9]	—	[10]	.46	[8,9]	.46	[8,9]	1.53	[8,9]
12/31/2022	51.54	.72	(8.65)	(7.93)	(.67)	(1.90)	(2.57)	41.04	(15.41)[9]		—	[10]	.45	[9]	.45	[9]	1.63	[9]
12/31/2021	44.21	.70	10.29	10.99	(.68)	(2.98)	(3.66)	51.54	25.19	[9]	—	[10]	.44	[9]	.44	[9]	1.42	[9]
12/31/2020	39.40	.65	4.97	5.62	(.70)	(.11)	(.81)	44.21	14.69	[9]	—	[10]	.40	[9]	.40	[9]	1.72	[9]
12/31/2019	33.78	.76	7.50	8.26	(.83)	(1.81)	(2.64)	39.40	24.72		115		.42		.42		2.02
12/31/2018	40.24	.80	(3.25)	(2.45)	(.80)	(3.21)	(4.01)	33.78	(6.34)		93		.43		.43		1.99
Class 529-F-2:
6/30/2023[5,6]	41.25	.36	6.17	6.53	(.36)	—	(.36)	47.42	15.90	[7]	206		.35	[8]	.35	[8]	1.66	[8]
12/31/2022	51.79	.76	(8.69)	(7.93)	(.71)	(1.90)	(2.61)	41.25	(15.34)		175		.37		.37		1.72
12/31/2021	44.41	.74	10.33	11.07	(.71)	(2.98)	(3.69)	51.79	25.25		192		.38		.38		1.48
12/31/2020[5,11]	38.92	.12	5.55	5.67	(.18)	—	(.18)	44.41	14.56	[7]	136		.06	[7]	.06	[7]	.29	[7]
Class 529-F-3:
6/30/2023[5,6]	41.24	.36	6.17	6.53	(.36)	—	(.36)	47.41	15.91	[7]	—	[10]	.32	[8]	.32	[8]	1.67	[8]
12/31/2022	51.78	.78	(8.69)	(7.91)	(.73)	(1.90)	(2.63)	41.24	(15.31)		—	[10]	.33		.33		1.75
12/31/2021	44.41	.76	10.33	11.09	(.74)	(2.98)	(3.72)	51.78	25.31		—	[10]	.34		.32		1.54
12/31/2020[5,11]	38.92	.13	5.54	5.67	(.18)	—	(.18)	44.41	14.59	[7]	—	[10]	.09	[7]	.06	[7]	.30	[7]
Class R-1:
6/30/2023[5,6]	40.84	.14	6.12	6.26	(.15)	—	(.15)	46.95	15.35	[7]	68		1.34	[8]	1.34	[8]	.66	[8]
12/31/2022	51.30	.32	(8.60)	(8.28)	(.28)	(1.90)	(2.18)	40.84	(16.17)		62		1.34		1.34		.73
12/31/2021	44.03	.26	10.23	10.49	(.24)	(2.98)	(3.22)	51.30	24.04		78		1.34		1.34		.52
12/31/2020	39.21	.30	4.95	5.25	(.32)	(.11)	(.43)	44.03	13.63		70		1.35		1.35		.77
12/31/2019	33.63	.40	7.45	7.85	(.46)	(1.81)	(2.27)	39.21	23.54		74		1.37		1.37		1.07
12/31/2018	40.07	.41	(3.24)	(2.83)	(.40)	(3.21)	(3.61)	33.63	(7.24)		72		1.38		1.38		1.03

Refer to the end of the table for footnotes.

The Investment Company of America	23

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
6/30/2023[5,6]	$40.91	$.14	$6.11	$6.25	$(.14)	$—	$(.14)	$47.02	15.32%[7]	$640	1.36%[8]		1.36%[8]		.65%[8]
12/31/2022	51.37	.31	(8.61)	(8.30)	(.26)	(1.90)	(2.16)	40.91	(16.18)	573	1.38		1.38		.70
12/31/2021	44.09	.25	10.24	10.49	(.23)	(2.98)	(3.21)	51.37	24.02	752	1.36		1.36		.51
12/31/2020	39.26	.29	4.97	5.26	(.32)	(.11)	(.43)	44.09	13.62	659	1.37		1.37		.76
12/31/2019	33.67	.40	7.46	7.86	(.46)	(1.81)	(2.27)	39.26	23.54	645	1.39		1.39		1.06
12/31/2018	40.12	.41	(3.25)	(2.84)	(.40)	(3.21)	(3.61)	33.67	(7.26)	582	1.40		1.40		1.02
Class R-2E:
6/30/2023[5,6]	41.11	.20	6.15	6.35	(.21)	—	(.21)	47.25	15.47 [7]	80	1.07	[8]	1.07	[8]	.94	[8]
12/31/2022	51.61	.44	(8.65)	(8.21)	(.39)	(1.90)	(2.29)	41.11	(15.93)	71	1.07		1.07		1.00
12/31/2021	44.28	.40	10.29	10.69	(.38)	(2.98)	(3.36)	51.61	24.41	92	1.07		1.07		.80
12/31/2020	39.43	.40	4.99	5.39	(.43)	(.11)	(.54)	44.28	13.94	75	1.08		1.08		1.05
12/31/2019	33.81	.51	7.49	8.00	(.57)	(1.81)	(2.38)	39.43	23.89	71	1.09		1.09		1.35
12/31/2018	40.28	.53	(3.26)	(2.73)	(.53)	(3.21)	(3.74)	33.81	(6.99)	52	1.10		1.10		1.33
Class R-3:
6/30/2023[5,6]	41.07	.24	6.14	6.38	(.24)	—	(.24)	47.21	15.58 [7]	914	.91	[8]	.91	[8]	1.09	[8]
12/31/2022	51.56	.51	(8.64)	(8.13)	(.46)	(1.90)	(2.36)	41.07	(15.79)	829	.92		.92		1.16
12/31/2021	44.24	.47	10.28	10.75	(.45)	(2.98)	(3.43)	51.56	24.56	1,060	.91		.91		.95
12/31/2020	39.40	.46	4.98	5.44	(.49)	(.11)	(.60)	44.24	14.13	956	.92		.92		1.20
12/31/2019	33.78	.57	7.49	8.06	(.63)	(1.81)	(2.44)	39.40	24.08	949	.93		.93		1.51
12/31/2018	40.24	.59	(3.26)	(2.67)	(.58)	(3.21)	(3.79)	33.78	(6.84)	864	.94		.94		1.47
Class R-4:
6/30/2023[5,6]	41.11	.30	6.15	6.45	(.30)	—	(.30)	47.26	15.75 [7]	1,138	.62	[8]	.62	[8]	1.39	[8]
12/31/2022	51.62	.64	(8.65)	(8.01)	(.60)	(1.90)	(2.50)	41.11	(15.56)	1,040	.62		.62		1.45
12/31/2021	44.28	.62	10.30	10.92	(.60)	(2.98)	(3.58)	51.62	24.96	1,440	.61		.61		1.25
12/31/2020	39.44	.58	4.98	5.56	(.61)	(.11)	(.72)	44.28	14.48	1,337	.62		.62		1.50
12/31/2019	33.81	.68	7.50	8.18	(.74)	(1.81)	(2.55)	39.44	24.46	1,435	.63		.63		1.81
12/31/2018	40.28	.72	(3.28)	(2.56)	(.70)	(3.21)	(3.91)	33.81	(6.58)	1,346	.64		.64		1.77
Class R-5E:
6/30/2023[5,6]	41.21	.35	6.16	6.51	(.34)	—	(.34)	47.38	15.88 [7]	225	.41	[8]	.41	[8]	1.59	[8]
12/31/2022	51.74	.74	(8.68)	(7.94)	(.69)	(1.90)	(2.59)	41.21	(15.38)	189	.42		.42		1.67
12/31/2021	44.38	.73	10.32	11.05	(.71)	(2.98)	(3.69)	51.74	25.21	203	.41		.41		1.47
12/31/2020	39.54	.66	4.98	5.64	(.69)	(.11)	(.80)	44.38	14.69	101	.42		.42		1.70
12/31/2019	33.89	.76	7.52	8.28	(.82)	(1.81)	(2.63)	39.54	24.72	68	.43		.43		2.01
12/31/2018	40.36	.81	(3.27)	(2.46)	(.80)	(3.21)	(4.01)	33.89	(6.35)	24	.43		.43		2.01
Class R-5:
6/30/2023[5,6]	41.25	.37	6.17	6.54	(.37)	—	(.37)	47.42	15.92 [7]	185	.32	[8]	.32	[8]	1.69	[8]
12/31/2022	51.79	.78	(8.69)	(7.91)	(.73)	(1.90)	(2.63)	41.25	(15.30)	170	.32		.32		1.75
12/31/2021	44.41	.77	10.34	11.11	(.75)	(2.98)	(3.73)	51.79	25.34	225	.31		.31		1.55
12/31/2020	39.56	.69	4.99	5.68	(.72)	(.11)	(.83)	44.41	14.82	196	.32		.32		1.80
12/31/2019	33.91	.80	7.52	8.32	(.86)	(1.81)	(2.67)	39.56	24.82	261	.33		.33		2.11
12/31/2018	40.38	.84	(3.27)	(2.43)	(.83)	(3.21)	(4.04)	33.91	(6.27)	245	.34		.34		2.07
Class R-6:
6/30/2023[5,6]	41.24	.38	6.17	6.55	(.38)	—	(.38)	47.41	15.95 [7]	17,713	.27	[8]	.27	[8]	1.74	[8]
12/31/2022	51.78	.81	(8.69)	(7.88)	(.76)	(1.90)	(2.66)	41.24	(15.26)	15,480	.27		.27		1.82
12/31/2021	44.40	.79	10.34	11.13	(.77)	(2.98)	(3.75)	51.78	25.41	17,044	.27		.27		1.61
12/31/2020	39.56	.72	4.97	5.69	(.74)	(.11)	(.85)	44.40	14.85	18,480	.27		.27		1.85
12/31/2019	33.90	.82	7.53	8.35	(.88)	(1.81)	(2.69)	39.56	24.92	17,077	.28		.28		2.16
12/31/2018	40.38	.86	(3.28)	(2.42)	(.85)	(3.21)	(4.06)	33.90	(6.25)	12,548	.29		.29		2.13

Refer to the end of the table for footnotes.

24	The Investment Company of America

Financial highlights (continued)

	Six months ended	Year ended December 31,
	June 30, 2023[5,6,7]	2022	2021	2020	2019	2018
Portfolio turnover rate for all share classes[12]	17%	31%	22%	39%	31%	36%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

The Investment Company of America	25

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2023, through June 30, 2023).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

26	The Investment Company of America

Expense example (continued)

	Beginning account value 1/1/2023	Ending account value 6/30/2023	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,157.92	$3.05	.57%
Class A – assumed 5% return	1,000.00	1,021.97	2.86	.57
Class C – actual return	1,000.00	1,153.40	7.10	1.33
Class C – assumed 5% return	1,000.00	1,018.20	6.66	1.33
Class T – actual return	1,000.00	1,159.36	1.50	.28
Class T – assumed 5% return	1,000.00	1,023.41	1.40	.28
Class F-1 – actual return	1,000.00	1,157.27	3.42	.64
Class F-1 – assumed 5% return	1,000.00	1,021.62	3.21	.64
Class F-2 – actual return	1,000.00	1,158.93	1.98	.37
Class F-2 – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class F-3 – actual return	1,000.00	1,159.50	1.45	.27
Class F-3 – assumed 5% return	1,000.00	1,023.46	1.35	.27
Class 529-A – actual return	1,000.00	1,157.70	3.32	.62
Class 529-A – assumed 5% return	1,000.00	1,021.72	3.11	.62
Class 529-C – actual return	1,000.00	1,153.16	7.47	1.40
Class 529-C – assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class 529-E – actual return	1,000.00	1,155.96	4.65	.87
Class 529-E – assumed 5% return	1,000.00	1,020.48	4.36	.87
Class 529-T – actual return	1,000.00	1,159.13	1.98	.37
Class 529-T – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class 529-F-1 – actual return	1,000.00	1,158.21	2.46	.46
Class 529-F-1 – assumed 5% return	1,000.00	1,022.51	2.31	.46
Class 529-F-2 – actual return	1,000.00	1,158.99	1.87	.35
Class 529-F-2 – assumed 5% return	1,000.00	1,023.06	1.76	.35
Class 529-F-3 – actual return	1,000.00	1,159.13	1.71	.32
Class 529-F-3 – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class R-1 – actual return	1,000.00	1,153.47	7.15	1.34
Class R-1 – assumed 5% return	1,000.00	1,018.15	6.71	1.34
Class R-2 – actual return	1,000.00	1,153.17	7.26	1.36
Class R-2 – assumed 5% return	1,000.00	1,018.05	6.80	1.36
Class R-2E – actual return	1,000.00	1,154.74	5.72	1.07
Class R-2E – assumed 5% return	1,000.00	1,019.49	5.36	1.07
Class R-3 – actual return	1,000.00	1,155.80	4.86	.91
Class R-3 – assumed 5% return	1,000.00	1,020.28	4.56	.91
Class R-4 – actual return	1,000.00	1,157.54	3.32	.62
Class R-4 – assumed 5% return	1,000.00	1,021.72	3.11	.62
Class R-5E – actual return	1,000.00	1,158.77	2.19	.41
Class R-5E – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class R-5 – actual return	1,000.00	1,159.18	1.71	.32
Class R-5 – assumed 5% return	1,000.00	1,023.21	1.61	.32
Class R-6 – actual return	1,000.00	1,159.46	1.45	.27
Class R-6 – assumed 5% return	1,000.00	1,023.46	1.35	.27

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The Investment Company of America	27

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) through January 31, 2024. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2022. They generally placed greater emphasis on longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

28	The Investment Company of America

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

The Investment Company of America	29

This page was intentionally left blank.

30	The Investment Company of America

This page was intentionally left blank.

The Investment Company of America	31

This page was intentionally left blank.

32	The Investment Company of America

This page was intentionally left blank.

The Investment Company of America	33

This page was intentionally left blank.

34	The Investment Company of America

This page was intentionally left blank.

The Investment Company of America	35

Office of the fund

333 South Hope Street

Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

O’Melveny & Myers LLP

400 South Hope Street

Los Angeles, CA 90071-2899

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1000

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

36	The Investment Company of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or refer to the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31.The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

The Investment Company of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of The Investment Company of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2023, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2023 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 28 years of investment industry experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity-focused funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Relative to their peers, our fixed income funds have helped investors achieve better diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2022.
[2]	Based on Class F-2 share results for rolling monthly 10- and 20-year periods starting with the first 10- or 20-year period after each mutual fund’s inception through December 31, 2022. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Past results are not predictive of results in future periods.
[3]

Based on Class F-2 share results as of December 31, 2022. Sixteen of the 18 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation lower than their respective Morningstar peer group averages. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.

[4]	On average, our mutual fund management fees were in the lowest quintile 62% of the time, based on the 20-year period ended December 31, 2022, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Refer to capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By __/s/ Herbert Y. Poon____________________
Herbert Y. Poon, Principal Executive Officer

Date: August 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Herbert Y. Poon_________
Herbert Y. Poon, Principal Executive Officer

Date: August 31, 2023

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: August 31, 2023